Borrowings and Debt Securities - Long-term Borrowings (Details) € in Thousands, ¥ in Thousands, JD in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JOD (JD)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JOD (JD)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 11,588,197	₩ 9,188,152
Less: Discount on long-term borrowings	(51,608)	(15,835)
Less: Current portion of long-term borrowings	(8,434,330)	(5,780,638)
Add: Current portion of discount on long-term borrowings	16,537	1,152
Long-term borrowings	3,118,796	3,392,831
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 9,367,153	₩ 7,304,875
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings, interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Borrowings	₩ 1,424	₩ 1,758
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2025	2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2044	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings	₩ 51,960	₩ 53,052
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Borrowings, maturity	2025	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%
Borrowings, maturity	2042	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate	CB rate
Borrowings, adjustment to interest rate basis	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2029	2029
Borrowings	₩ 9,486	₩ 9,985
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Korea Development Bank
Purpose of borrowings	Commercial Paper	Operating funds
Borrowings, interest rate basis	3M CD	1yr KDB
Borrowings, adjustment to interest rate basis		0.91%						0.91%	0.91%	0.91%	0.91%	0.91%
Borrowings, maturity		2024
Borrowings	₩ 7,550,000	₩ 40,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.31%		0.31%	0.31%	0.31%	0.31%	0.31%
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
Borrowings, maturity	2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Facility	Commercial Paper
Borrowings, interest rate	4.60%		4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, interest rate basis		3M CD
Borrowings, maturity	2028
Borrowings	₩ 4,904	₩ 5,350,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.13%						0.13%	0.13%	0.13%	0.13%	0.13%
Borrowings, maturity		2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.20%						1.20%	1.20%	1.20%	1.20%	1.20%
Borrowings, maturity		2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate		4.60%						4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, interest rate basis	3yr KTB rate
Borrowings, adjustment to interest rate basis	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Borrowings, maturity	2028	2028
Borrowings	₩ 2,492	₩ 6,558
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Hana Bank and others
Purpose of borrowings	Project loans	Facility
Borrowings, interest rate	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, interest rate basis		3yr KTB rate
Borrowings, adjustment to interest rate basis		2.50%						2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, maturity	2026	2028
Borrowings	₩ 4,419	₩ 3,156
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Facility	Project loans
Borrowings, interest rate	1.32%	1.00%	1.32%	1.32%	1.32%	1.32%	1.32%	1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, maturity		2026
Borrowings	₩ 64,000	₩ 7,365
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Facility
Borrowings, interest rate		1.32%						1.32%	1.32%	1.32%	1.32%	1.32%
Borrowings, interest rate basis	3M bank debenture rate
Borrowings, adjustment to interest rate basis	0.66%		0.66%	0.66%	0.66%	0.66%	0.66%
Borrowings, maturity	2026	2028
Borrowings	₩ 50,000	₩ 80,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Export-Import Bank of Korea
Purpose of borrowings	Development of power resources	Operating funds
Borrowings, interest rate	1.75%		1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, interest rate basis	3yr KTB rate	3M Bank debenture rate
Borrowings, adjustment to interest rate basis	2.25%	0.66%	2.25%	2.25%	2.25%	2.25%	2.25%	0.66%	0.66%	0.66%	0.66%	0.66%
Borrowings, maturity		2026
Borrowings	₩ 7,494	₩ 40,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Development of powerresources
Borrowings, interest rate		2.25%						2.25%	2.25%	2.25%	2.25%	2.25%
Borrowings, interest rate basis		3yr KTB rate
Borrowings, adjustment to interest rate basis		2.25%						2.25%	2.25%	2.25%	2.25%	2.25%
Borrowings, maturity	2033
Borrowings	₩ 1,197	₩ 9,176
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Korea Energy Agency
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate	3yr KTB rate
Borrowings, adjustment to interest rate basis		1.50%						1.50%	1.50%	1.50%	1.50%	1.50%
Borrowings, maturity		2024
Borrowings	₩ 13,995	₩ 163
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.10%		1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, maturity	2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Korea Energy Agency
Purpose of borrowings	Operating funds	Project loans
Borrowings, interest rate basis	6M bank debenture rate	—
Borrowings, maturity		2033
Borrowings	₩ 50,000	₩ 1,197
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.93%		0.93%	0.93%	0.93%	0.93%	0.93%
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.03%		1.03%	1.03%	1.03%	1.03%	1.03%
Borrowings, maturity	2027
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Facility
Borrowings, interest rate	3.95%		3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis		CB rate
Borrowings, maturity	2034
Borrowings	₩ 67,733	₩ 16,825
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.90%						0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity		2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.10%						1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, maturity		2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Operating funds
Borrowings, interest rate basis	Standard overdraft rate	6M Bank debenture rate
Borrowings, adjustment to interest rate basis	1.00%	0.93%	1.00%	1.00%	1.00%	1.00%	1.00%	0.93%	0.93%	0.93%	0.93%	0.93%
Borrowings, maturity	2034	2025
Borrowings	₩ 67,733	₩ 20,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Shinhan Bank and others
Purpose of borrowings	Facility	Commercial Paper
Borrowings, interest rate basis	3M CD	3M CD
Borrowings, adjustment to interest rate basis	1.79%	0.38%	1.79%	1.79%	1.79%	1.79%	1.79%	0.38%	0.38%	0.38%	0.38%	0.38%
Borrowings, maturity		2025
Borrowings	₩ 167,945	₩ 150,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.53%		5.53%	5.53%	5.53%	5.53%	5.53%
Borrowings, maturity	2030
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.63%		5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings, maturity	2037
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Shinhan Bank and others
Purpose of borrowings	Operating funds	Others
Borrowings, interest rate		3.95%						3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis	1yr bank debenture rate
Borrowings, adjustment to interest rate basis	0.78%		0.78%	0.78%	0.78%	0.78%	0.78%
Borrowings, maturity	2025	2034
Borrowings	₩ 20,000	₩ 73,425
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank	Shinhan Bank and others
Purpose of borrowings	Facility	Others
Borrowings, interest rate basis	3M CD	Standard overdraft rate
Borrowings, adjustment to interest rate basis	1.90%	1.00%	1.90%	1.90%	1.90%	1.90%	1.90%	1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, maturity		2034
Borrowings	₩ 100,071	₩ 73,425
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.12%		5.12%	5.12%	5.12%	5.12%	5.12%
Borrowings, maturity	2034
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.61%		5.61%	5.61%	5.61%	5.61%	5.61%
Borrowings, maturity	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate		5.04%						5.04%	5.04%	5.04%	5.04%	5.04%
Borrowings, interest rate basis		1yr Bank debenture rate
Borrowings, interest rate basis		3M CD
Borrowings, adjustment to interest rate basis		0.78%						0.78%	0.78%	0.78%	0.78%	0.78%
Borrowings	₩ 30,690	₩ 186,032
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.00%		4.00%	4.00%	4.00%	4.00%	4.00%
Borrowings, adjustment to interest rate basis		1.79%						1.79%	1.79%	1.79%	1.79%	1.79%
Borrowings, maturity	2042	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.80%		5.80%	5.80%	5.80%	5.80%	5.80%
Borrowings, adjustment to interest rate basis		2.10%						2.10%	2.10%	2.10%	2.10%	2.10%
Borrowings, maturity	2044	2037
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank	Woori Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate		5.04%						5.04%	5.04%	5.04%	5.04%	5.04%
Borrowings, interest rate basis		Standard overdraft rate
Borrowings, interest rate basis		3M CD
Borrowings, adjustment to interest rate basis		1.60%						1.60%	1.60%	1.60%	1.60%	1.60%
Borrowings, adjustment to interest rate basis		1.90%						1.90%	1.90%	1.90%	1.90%	1.90%
Borrowings	₩ 36,351	₩ 101,172
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.53%		5.53%	5.53%	5.53%	5.53%	5.53%
Borrowings, maturity	2030	2034
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.63%		5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings, maturity	2041	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	IBK
Purpose of borrowings	Facility	Facility
Borrowings	₩ 801,687	₩ 30,690
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	3.30%	4.00%	3.30%	3.30%	3.30%	3.30%	3.30%	4.00%	4.00%	4.00%	4.00%	4.00%
Borrowings, maturity	2028	2042
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.80%	5.80%	6.80%	6.80%	6.80%	6.80%	6.80%	5.80%	5.80%	5.80%	5.80%	5.80%
Borrowings, maturity	2042	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Nonghyup Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate	3M CD
Borrowings, adjustment to interest rate basis	1.10%		1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings	₩ 24,517	₩ 22,517
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%	2.00%	2.25%	2.25%	2.25%	2.25%	2.25%	2.00%	2.00%	2.00%	2.00%	2.00%
Borrowings, maturity	2028	2030
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.63%	2.10%	5.63%	5.63%	5.63%	5.63%	5.63%	2.10%	2.10%	2.10%	2.10%	2.10%
Borrowings, maturity	2041	2041
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	Facility
Borrowings, interest rate basis	CB rate
Borrowings, adjustment to interest rate basis	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Borrowings, maturity	2030
Borrowings	₩ 5,726	₩ 735,722
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.50%						3.50%	3.50%	3.50%	3.50%	3.50%
Borrowings, maturity		2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		6.80%						6.80%	6.80%	6.80%	6.80%	6.80%
Borrowings, maturity		2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	Facility
Borrowings, interest rate	4.10%		4.10%	4.10%	4.10%	4.10%	4.10%
Borrowings, interest rate basis		CB rate
Borrowings, interest rate basis		3M CD
Borrowings, adjustment to interest rate basis		1.10%						1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, adjustment to interest rate basis		2.10%						2.10%	2.10%	2.10%	2.10%	2.10%
Borrowings, maturity	2030
Borrowings	₩ 15,905	₩ 51,509
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		1.75%						1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, maturity		2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.30%						3.30%	3.30%	3.30%	3.30%	3.30%
Borrowings, maturity		2041
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Securitized debts (*)	PF Refinancing
Borrowings, interest rate basis	3M CD	CB rate
Borrowings, adjustment to interest rate basis	1.80%	1.25%	1.80%	1.80%	1.80%	1.80%	1.80%	1.25%	1.25%	1.25%	1.25%	1.25%
Borrowings, maturity	2025	2030
Borrowings	₩ 54,236	₩ 6,680
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	PF Refinancing
Borrowings, interest rate		4.10%						4.10%	4.10%	4.10%	4.10%	4.10%
Borrowings, maturity		2030
Borrowings	₩ 113,362	₩ 18,556
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.40%		4.40%	4.40%	4.40%	4.40%	4.40%
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	7.90%		7.90%	7.90%	7.90%	7.90%	7.90%
Borrowings, maturity	2039
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	Securitized debts
Borrowings, interest rate basis		3M CD
Borrowings, adjustment to interest rate basis		1.80%						1.80%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity		2025
Borrowings	₩ 49,826	₩ 52,060
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
Borrowings, maturity	2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.15%		6.15%	6.15%	6.15%	6.15%	6.15%
Borrowings, maturity	2034
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		Others
Borrowings		₩ 113,973
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.40%						4.40%	4.40%	4.40%	4.40%	4.40%
Borrowings, maturity		2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		7.90%						7.90%	7.90%	7.90%	7.90%	7.90%
Borrowings, maturity		2039
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		Others
Borrowings		₩ 49,879
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		1.80%						1.80%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity		2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.50%						4.50%	4.50%	4.50%	4.50%	4.50%
Borrowings, maturity		2034
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 2,221,044	₩ 1,883,277
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings, interest rate basis		—
Borrowings, maturity	2026	2026
Borrowings	₩ 12,853	₩ 11,274	$ 8,744					$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct Loan and others
Borrowings, interest rate basis	6M Synthetic Libor	6M Synthetic Libor
Borrowings, maturity	2036	2036
Borrowings	₩ 106,080	₩ 101,020	$ 72,163					$ 78,347
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct Loan and others
Borrowings, interest rate basis	6M Synthetic Libor	6M Synthetic Libor
Borrowings, maturity	2027	2027
Borrowings	₩ 91,437	₩ 113,390		JD 44,126					JD 62,385
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	SOFR	6M Synthetic Libor
Borrowings, interest rate basis	SOFR(1M)	SOFR(1M)
Borrowings, adjustment to interest rate basis	0.43%	1.83%	0.43%	0.43%	0.43%	0.43%	0.43%	1.83%	1.83%	1.83%	1.83%	1.83%
Borrowings, adjustment to interest rate basis	1.83%		1.83%	1.83%	1.83%	1.83%	1.83%
Borrowings	₩ 165,628	₩ 155,909	$ 112,672					$ 120,916
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.70%						1.70%	1.70%	1.70%	1.70%	1.70%
Borrowings, maturity	2029	2029
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		2.50%						2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, maturity	2031	2031
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank and others	Korea Development Bank and others
Purpose of borrowings	EBL	EBL
Borrowings, interest rate basis	SOFR(1M)	SOFR(1M)
Borrowings, adjustment to interest rate basis	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Borrowings, maturity	2025	2025
Borrowings	₩ 219,900	₩ 183,157	$ 149,592					$ 142,049
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO E&C and others	POSCO E&C and others
Purpose of borrowings	Shareholder’s loan	Shareholder’s loan
Borrowings, maturity		2025
Borrowings	₩ 14,914	₩ 13,887	$ 10,145					$ 10,770
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%
Borrowings, maturity	2025
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2026
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO E&C and others	POSCO E&C and others
Purpose of borrowings	Shareholder’s loan	Shareholder’s loan
Borrowings, interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2031	2031
Borrowings	₩ 10,056	₩ 9,850		JD 4,853					JD 5,419
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and others	Samsung Life Insurance and others
Purpose of borrowings	Syndicated Loan	Syndicated Loan
Borrowings, maturity		2032
Borrowings	₩ 36,878	₩ 39,707			¥ 3,937,987					¥ 4,350,671
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Borrowings, maturity	2025
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2032
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Woori Bank and others
Purpose of borrowings	Syndicated Loan	Syndicated Loan
Borrowings, interest rate basis	JPY 6M Tibor	JPY 6M Tibor
Borrowings, adjustment to interest rate basis	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Borrowings, maturity	2025	2032
Borrowings	₩ 20,397	₩ 21,896			¥ 2,178,069					¥ 2,399,088
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Solar Construction Lending, LLC	Solar Construction Lending, LLC
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, maturity	2025	2025
Borrowings	₩ 41,605	₩ 38,545	$ 28,303					$ 29,894
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kiwoom Solar Power Professional Investor Private Placement Investment Trust V	Kiwoom Solar Power Professional Investor Private Placement Investment Trust V
Purpose of borrowings	Senior borrowing	Senior borrowing
Borrowings, interest rate	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%
Borrowings, maturity	2029	2029
Borrowings	₩ 58,304	₩ 57,745				€ 38,139					€ 40,478
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IFC and others	IFC and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	SOFR(3M)	SOFR(3M)
Borrowings, interest rate basis	SOFR(6M)	SOFR(6M)
Borrowings, interest rate basis		3M BSBY
Borrowings, adjustment to interest rate basis		1.99%						1.99%	1.99%	1.99%	1.99%	1.99%
Borrowings, adjustment to interest rate basis	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, adjustment to interest rate basis		1.70%						1.70%	1.70%	1.70%	1.70%	1.70%
Borrowings	₩ 1,136,092	₩ 845,746	$ 772,852					$ 655,922
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.19%	6.05%	6.19%	6.19%	6.19%	6.19%	6.19%	6.05%	6.05%	6.05%	6.05%	6.05%
Borrowings, adjustment to interest rate basis	1.60%		1.60%	1.60%	1.60%	1.60%	1.60%
Borrowings, maturity	2026	2024
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	7.22%	6.62%	7.22%	7.22%	7.22%	7.22%	7.22%	6.62%	6.62%	6.62%	6.62%	6.62%
Borrowings, adjustment to interest rate basis	1.99%		1.99%	1.99%	1.99%	1.99%	1.99%
Borrowings, maturity	2032	2031
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hanwha US Solar Private Fund 1 and others	Hanwha US Solar Private Fund 1 and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Borrowings, maturity	2038	2039
Borrowings	₩ 89,292	₩ 78,233	$ 60,743					$ 60,674
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	DBS Bank and others	DBS Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	1M BBSY	1M BBSY
Borrowings, maturity	2025	2025
Borrowings	₩ 163,301	₩ 162,891					$ 178,729					$ 185,086
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others	Nonghyup Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%
Borrowings, maturity	2039	2039
Borrowings	₩ 54,307	₩ 50,027	$ 36,943					$ 38,799